SHAREHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE－14 SHAREHOLDERS’ EQUITY

Shares

Our Company was established under the laws of Cayman Islands on May 30, 2023 with authorized share of 500,000,000 shares of par value US$0.001 each. One share was issued on May 30, 2023.

Our Company is authorized to issue one class of share.

For the sake of undertaking a public offering of the Company’s common shares, the Company has performed a series of re-organizing transactions resulting in 20,000,000 shares of common share outstanding as of December 31, 2023. The Company has accounted for these shares had they been issued and outstanding at the beginning of the first period presented. The Company only has one single class of common share that is accounted for as permanent equity.

On June 12, 2024, the Company effected a forward stock split of all issued and outstanding shares of 10,000 shares at a ratio of 1-to-2,000. As a result of the forward split, the Company now have 20,000,000 common shares issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 2,000 for 1 share split. The shares of common stock retain a par value of $0.0000005 per share. Accordingly, an amount equal to the par value of the increased shares resulting from the stock split was reclassified from “Additional paid-in capital” to “Share”.

On June 12, 2024, Hero Global and Mr. Gao transferred their entire shareholding interest in Premium Catering to Starry Grade in consideration of our allotment and issue of one share to each of Hero Global and Mr. Gao, credited as fully paid. Upon completion of this reorganization whereby the entire share capital of Premium Catering was transferred to us, our Group comprised Starry Grade and Premium Catering as our direct and indirect wholly-owned subsidiaries, respectively. After the completion of a forward split on June 12, 2024 on the basis of 2,000 ordinary shares for every one share, our authorized share capital was changed to US$500,000 divided into 1,000,000,000,000 shares with a par value of US$0.0000005 each (the “Forward Split”). Following the completion of the Forward Split and surrender (“Surrender”) of 4,152,750 shares by Hero Global, 242,950 shares by Better Access, 276,850 shares by Trillion Able, 276,850 shares by Ms. Kong, 254,250 shares by United Source, 276,850 shares by True Sage and 169,500 shares by Mr. Gao, and prior to the offering, our total issued shares are held as to 10,547,250 shares by Hero Global, 645,750 shares by United Source, 703,150 shares by Ms. Kong, 703,150 shares by Trillion Able, 617,050 shares by Better Access, 430,500 shares by Mr. Gao and 703,150 shares by True Sage.

The holders of our Company’s share are entitled to the following rights:

Voting Rights: Each share of our Company’s share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of our Company’s shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that our Company may decide to issue in the future, holders of our Company’s share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of our Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of our Company’s share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of our Company, subject to the prior rights of the holders of our Company’s preferred stock.

Other Matters: The holders of our Company’s share have no subscription, redemption or conversion privileges. Our Company’s share does not entitle its holders to preemptive rights. All of the outstanding shares of our Company’s share are fully paid and non-assessable. The rights, preferences and privileges of the holders of our Company’s share are subject to the rights of the holders of shares of any series of preferred stock which our Company may issue in the future.